AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Available-For-Sale Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2	- AVAILABLE FOR SALE SECURITIES

As of December 31, 2012 the company held a long term security bond which is classified as available for sale security and is presented in its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).

		December 31
	Maturity year	2 0 1 2	2 0 1 1
		U.S. dollars in thousands

Short-term - security bond	2012	$-	$409

Long-term - security bond	Perpetual	$504	$473